UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

FORM N-Q

JULY 31, 2017

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited)	July 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 58.0%
CONSUMER DISCRETIONARY - 1.7%
Media - 1.7%
National CineMedia Inc.	242,000	$1,730,300
Regal Entertainment Group, Class A Shares	431,000	8,197,620

TOTAL CONSUMER DISCRETIONARY		9,927,920

CONSUMER STAPLES - 2.8%
Household Products - 2.8%
Colgate-Palmolive Co.	60,000	4,332,000
Kimberly-Clark Corp.	58,500	7,204,860
Procter & Gamble Co.	54,000	4,904,280

TOTAL CONSUMER STAPLES		16,441,140

FINANCIALS - 9.1%
Banks - 1.0%
Bank of America Corp.	120,000	2,894,400
Citigroup Inc.	43,000	2,943,350

Total Banks		5,837,750

Capital Markets - 0.7%
CME Group Inc.	32,000	3,923,840

Insurance - 1.7%
AFLAC Inc.	46,000	3,668,500
MetLife Inc.	115,000	6,325,000

Total Insurance		9,993,500

Mortgage Real Estate Investment (REITs) - 5.7%
AGNC Investment Corp.	418,000	8,853,240
Annaly Capital Management Inc.	633,000	7,614,990
Starwood Property Trust Inc.	534,000	11,769,360
TPG RE Finance Trust Inc.	242,500	4,825,750	*

Total Mortgage Real Estate Investment (REITs)		33,063,340

TOTAL FINANCIALS		52,818,430

HEALTH CARE - 6.6%
Pharmaceuticals - 6.6%
AstraZeneca PLC, ADR	260,000	7,846,800
Bristol-Myers Squibb Co.	72,000	4,096,800
GlaxoSmithKline PLC, ADR	83,000	3,363,160
Johnson & Johnson	33,000	4,379,760
Merck & Co. Inc.	194,000	12,392,720
Pfizer Inc.	189,000	6,267,240

TOTAL HEALTH CARE		38,346,480

INDUSTRIALS - 5.4%
Aerospace & Defense - 2.8%
Lockheed Martin Corp.	55,500	16,213,215

Electrical Equipment - 0.5%
Emerson Electric Co.	49,000	2,920,890

Industrial Conglomerates - 0.4%
General Electric Co.	86,000	2,202,460

Machinery - 0.7%
Stanley Black & Decker Inc.	27,000	3,798,630

See Notes to Schedule of Investments.

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
Transportation Infrastructure - 1.0%
Macquarie Infrastructure Corp.	80,000	$6,064,800

TOTAL INDUSTRIALS		31,199,995

INFORMATION TECHNOLOGY - 12.7%
Communications Equipment - 0.5%
Cisco Systems Inc.	91,000	2,861,950

IT Services - 2.2%
International Business Machines Corp.	68,000	9,837,560
Paychex Inc.	50,000	2,892,500

Total IT Services		12,730,060

Semiconductors & Semiconductor Equipment - 3.6%
Intel Corp.	84,000	2,979,480
Maxim Integrated Products Inc.	137,000	6,225,280
Microchip Technology Inc.	61,000	4,882,440
QUALCOMM Inc.	127,000	6,755,130

Total Semiconductors & Semiconductor Equipment		20,842,330

Software - 4.9%
Microsoft Corp.	261,000	18,974,700
Oracle Corp.	189,000	9,436,770

Total Software		28,411,470

Technology Hardware, Storage & Peripherals - 1.5%
Apple Inc.	58,500	8,700,705

TOTAL INFORMATION TECHNOLOGY		73,546,515

MATERIALS - 3.0%
Chemicals - 2.1%
Dow Chemical Co.	189,000	12,141,360

Containers & Packaging - 0.9%
International Paper Co.	94,000	5,168,120

TOTAL MATERIALS		17,309,480

REAL ESTATE - 9.5%
Equity Real Estate Investment Trusts (REITs) - 9.5%
Alexandria Real Estate Equities Inc.	50,000	6,062,500
Apartment Investment and Management Co., Class A Shares	101,000	4,600,550
AvalonBay Communities Inc.	27,500	5,289,625
EPR Properties	73,000	5,283,740
Equity Residential	63,000	4,287,780
Park Hotels & Resorts Inc.	162,100	4,365,353
Ramco-Gershenson Properties Trust	102,900	1,449,861
Retail Properties of America Inc., Class A Shares	312,690	4,136,889
Senior Housing Properties Trust	131,000	2,547,950
Simon Property Group Inc.	36,000	5,706,000
STORE Capital Corp.	105,000	2,455,950
Weyerhaeuser Co.	278,000	9,179,560

TOTAL REAL ESTATE		55,365,758

TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 2.6%
AT&T Inc.	189,000	7,371,000
Verizon Communications Inc.	159,000	7,695,600

Total Diversified Telecommunication Services		15,066,600

Wireless Telecommunication Services - 1.0%
Vodafone Group PLC, ADR	198,000	5,876,640

TOTAL TELECOMMUNICATION SERVICES		20,943,240

UTILITIES - 3.6%
Electric Utilities - 3.0%
Exelon Corp.	331,000	12,690,540
PPL Corp.	123,000	4,714,590

Total Electric Utilities		17,405,130

See Notes to Schedule of Investments.

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY		SHARES	VALUE
Multi-Utilities - 0.6%
CenterPoint Energy Inc.		133,000	$3,749,270

TOTAL UTILITIES			21,154,400

TOTAL COMMON STOCKS (Cost - $288,463,635)			337,053,358

	RATE
CONVERTIBLE PREFERRED STOCKS - 8.4%
ENERGY - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Anadarko Petroleum Corp.	7.500%	260,000	10,368,800

HEALTH CARE - 4.0%
Pharmaceuticals - 4.0%
Allergan PLC	5.500%	12,000	10,728,120
Teva Pharmaceutical Industries Ltd.	7.000%	21,000	12,264,000

TOTAL HEALTH CARE			22,992,120

INDUSTRIALS - 0.2%
Machinery - 0.2%
Stanley Black & Decker Inc.	5.375%	12,890	1,383,484

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
American Tower Corp.	5.500%	58,000	6,942,600

UTILITIES - 1.2%
Electric Utilities - 1.2%
NextEra Energy Inc.	6.371%	105,000	6,954,150

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $49,728,824)			48,641,154

INVESTMENTS IN UNDERLYING FUNDS - 5.3%
Financials - 5.3%
Ares Capital Corp.		796,000	13,046,440	(a)
Golub Capital BDC Inc.		205,460	4,018,798	(a)
TCP Capital Corp.		496,000	8,248,480	(a)
TriplePoint Venture Growth BDC Corp.		440,830	5,647,032	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $31,415,836)			30,960,750

		SHARES/UNITS
MASTER LIMITED PARTNERSHIPS - 27.6%
Diversified Energy Infrastructure - 5.4%
Energy Transfer Partners LP		603,000	12,476,070
Enterprise Products Partners LP		229,000	6,228,800
Genesis Energy LP		414,000	12,502,800

Total Diversified Energy Infrastructure			31,207,670

Financials - 2.6%
Blackstone Group LP		456,000	15,253,200

Global Infrastructure - 2.6%
Brookfield Infrastructure Partners LP		125,000	5,057,500
Brookfield Renewable Partners LP		293,000	9,893,964

Total Global Infrastructure			14,951,464

Liquids Transportation & Storage - 5.1%
Buckeye Partners LP		180,000	11,410,200
Enbridge Energy Partners LP		337,000	5,270,680
Magellan Midstream Partners LP		42,000	2,929,920
PBF Logistics LP		239,000	4,851,700
Plains All American Pipeline LP		193,000	5,089,410

Total Liquids Transportation & Storage			29,551,910

See Notes to Schedule of Investments.

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY		SHARES/UNITS	VALUE
Natural Gas Transportation & Storage - 2.9%
Hoegh LNG Partners LP		581,751	$11,431,407
Williams Partners LP		136,000	5,634,480

Total Natural Gas Transportation & Storage			17,065,887

Offshore - 1.3%
Dynagas LNG Partners LP		515,768	7,576,632

Oil/Refined Products - 3.0%
CrossAmerica Partners LP		175,000	4,868,500
MPLX LP		87,000	3,162,450
Sunoco LP		92,000	2,973,440
VTTI Energy Partners LP		337,739	6,653,458

Total Oil/Refined Products			17,657,848

Petrochemicals - 0.6%
Westlake Chemical Partners LP		149,500	3,707,600

Refining - 0.4%
Western Refining Logistics LP		80,000	2,052,000

Shipping - 3.7%
Golar LNG Partners LP		484,000	10,894,840
KNOT Offshore Partners LP		447,595	10,294,685

Total Shipping			21,189,525

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $149,120,252)			160,213,736

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $518,728,547)			576,868,998

	RATE	SHARES
SHORT-TERM INVESTMENTS - 0.4%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost - $2,723,152)	0.917%	2,723,152	2,723,152

TOTAL INVESTMENTS - 99.7% (Cost - $521,451,699#)			579,592,150
Other Assets in Excess of Liabilities - 0.3%			1,477,620

TOTAL NET ASSETS - 100.0%			$581,069,770

*	Non-income producing security.

(a)	Security is a business development company.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Tactical Dividend Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$337,053,358	—	—	$337,053,358
Convertible Preferred Stocks	48,641,154	—	—	48,641,154
Investments in Underlying Funds	30,960,750	—	—	30,960,750
Master Limited Partnerships	160,213,736	—	—	160,213,736

Total Long-Term Investments	576,868,998	—	—	576,868,998

Short-Term Investments†	2,723,152	—	—	2,723,152

Total Investments	$579,592,150	—	—	$579,592,150

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At July 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$77,776,097
Gross unrealized depreciation	(19,635,646)

Net unrealized appreciation	$58,140,451

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: September 25, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: September 25, 2017